Fair Value Measurements - Other Financial Instruments (Details) - Senior Notes - Level 2 - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
2020 Senior Notes, due 11/15/25 | Carrying Amount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt, fair value	$ 790,966	$ 789,323
2020 Senior Notes, due 11/15/25 | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt, fair value	810,200	841,300
2021 Senior Notes, due 4/15/29 | Carrying Amount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt, fair value	693,404	0
2021 Senior Notes, due 4/15/29 | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt, fair value	$ 682,668	$ 0